Financial Instruments	6 Months Ended
Jun. 30, 2020
Financial Instruments [Abstract]
Financial Instruments

Note 5 - Financial Instruments

(1)	Financial instruments measured at fair value for disclosure purposes only

The carrying amounts of certain financial assets and liabilities, including cash, trade receivables, other receivables, deposits, trade and other payables are the same as or approximate to their fair value.

(2)	Fair value hierarchy of financial instruments measured at fair value

The table below presents an analysis of financial instruments measured at fair value on a temporal basis, using valuation methodology in accordance with the fair value hierarchy level as defined below.

When determining the fair value of an asset or liability, the Company uses observable market data as much as possible. There are three levels of fair value measurements in the fair value hierarchy that are based on the data used in the measurement, as follows:

●	Level 1: quoted prices (unadjusted) in active markets for identical instruments
●	Level 2: inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly
●	Level 3: inputs that are not based on observable market data (unobservable inputs)

In February 2020, as a result of changes to the terms of the warrants issued pursuant to a securities purchase agreement dated August 30, 2019 (see note 3.c), the fair value measurement of those warrants has changed from level 3 to level 2.

As of June 30, 2020, the Company had a long term financial liability in respect to warrants in the amount of $1,834,000, measured in level 2.

Details regarding fair value measurement at Level 2

The fair value of the warrants was measured using the Black-Scholes model. The following inputs were used to determine the fair value:

Expected term of warrant (1) – 3.6 to 4.18 years.

Expected volatility (2) – 103.1% to 110%.

Risk-free rate (3) – 0.25% to 0.3%.

Expected dividend yield – 0%.

(1)	Based on contractual terms.
(2)	Based on the historical volatility of the Company's ordinary shares and ADSs.
(3)	Based on traded zero-coupon U.S. treasury bonds with maturity equal to expected terms.